Loss per share (Details)		12 Months Ended
	Mar. 08, 2024	Dec. 31, 2023 € / shares shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2021 € / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Options and Warrants | shares		2,475,013
Basic loss per share in € per share		€ (7.09)	€ (6.04)	€ (4.81)
Diluted loss per share in € per share		€ (7.09)	(6.04)	(4.81)
Previously Stated
Disclosure of non-adjusting events after reporting period [line items]
Basic loss per share in € per share			€ (0.60)	€ (0.48)
Weighted number of common shares outstanding | shares			142,362,294	119,502,384
Adjusted
Disclosure of non-adjusting events after reporting period [line items]
Basic loss per share in € per share			€ (6.04)	€ (4.81)
Weighted number of common shares outstanding | shares			14,236,229	11,950,238
Issue of ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Reverse stock split ratio	0.10